Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
EXPENSES
Corporate and administration expenses	$ (1,050,753)	$ (218,153)
Management fees	(802,074)	(498,974)
Due diligence cost of Botswana assets		(4,797)
Advisory and consultancy	(4,585)	(191,767)
Depreciation	(45,762)
General exploration expenses	(43,929)
Interest and bank charges	(49,939)	(1,463)
Share-based payment		(2,593,095)
Deferred share units granted	(157,292)
Warrant fair value movement		(19,712,297)
Net foreign exchange loss	(30,416)	(9,185)
TOTAL EXPENSES	(2,184,750)	(23,229,731)
OTHER ITEMS
Interest expenses	(200,834)
NET LOSS FOR THE PERIOD	(2,385,584)	(23,229,731)
OTHER COMPREHENSIVE LOSS
Exchange differences on translation of foreign operations	(750,880)	(419,295)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (3,136,464)	$ (23,649,026)
Basic and diluted loss per share	$ (0.03)	$ (0.30)
Weighted average number of common shares outstanding - basic	118,246,915	78,398,422